UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A


Registration Statement
under the Securities
Act of 1933
and Registration
Statement under the Investment Company
Act of 1940

Black Holocaust Inc.

P.O. Box 55106,
Little Rck, AR 72215

(501)563-3094

BNY Mellon, 225 Liberty
St., New York, NY 10286

05/19/2017

It is proposed that
this filing will
become effective
immediately upon
filing pursuant to
parapraph (b)


Item 3. Risk/Return Summary: Fee Table

Fees and Expenses of the Fund

Shareholder Fees (fees paid directly from your investment)
Maximum Sales
Charge(Load) Imposed
on Purchases ( as a percentage of
offering)  Class A
2.5%, Class C 3%,
Class I 3.5%

Maximum Deferred
Sales Charge
(Load) (as a
percentage of  ?)
Class A  2.0%,
Class C 2.0%
Class I 3.0%

Maximum Sales
Charge (Load)
Load Imposed
on Reinvested
Dividends [and
other Distributions
(as a percentage of  ?)N/A

Redemption Fee (as a percentage of amount redeemed, if applicable)  3.25%

Exchange Fee  Class A Fee 1.5%, Class C 1.5% Class I 2%

Maximum account Fee  N/A

Annual Fund
Operating Expenses
(expenses that you
pay each year as
a percentage of
the value of your investment)

Management Fees .55%

Distribution Class A .5%, Class C .5%  Class I .10%

Other Expenses N/A

Total Annual Fund Operating Expenses

I don't have a
comparison cost
of investing  example
or portfolio
turnover because
this is a new
investment company.

Item 4.  Risk/Return Summary: Investment, Risks, and Performance

(a) Principal Investment Strategies of the Fund
The aim of the
fund is to grow
it's dividends,
which is why we
inform investment
companies and investors.

Item 5. Management

(a) Dedrick Derron Logan Sr. (Investment Advisor)
Dedrick Derron Logan Sr. (Sub-Advisor)

(b) Dedrick Derron Logan Sr., (Founder/President) Company is new.


Item 6. Purchase and Sale Of Fund Shares

(a) The minimum
initial investment
purchase is $2500
for Class A, I.
You have  the option
to participate in
our Automatic
Investment Plan
(AIP), a $50
dollar monthly
contributuion
towards the fund
until the $2500 is
fufilled. Your
also welcome to make subsequent purchases.

(b) The Fund's
shares are
redeemable. You
can request online
(BNY Mellon), ach
wire transfer to
the bank account
on file, and by
telephone on
business days.
Mon-Fri 9am-5pm.


Part B

This is a new company, Part B is N/A.


Item 28. Exhibits

(a) Articles of Incorporation


STATE OF ARKANSAS

Mark Martin
ARKANSAS SECRETARY OF STATE


To All to Whom These Presents Shall Come, Greetings:

Articles of Incorporation for Dom. Non-Profit Corp of Black Holocaust Inc. filed in this office January 10, 2017

Filing Act: 1147 of 1993
Entity Name: Black Holocaust Inc.
File Date: 2017-01-10 11:16:33
Effective Date: 2017-01-10
Filing Signature: Dedrick Logan Sr.


Has Members: Yes

Optional Info: The
names and addresses
of the intial
directors of the
non-profit
corporation
are: Dedrick Logan
Jr., Chase Dodson,
Dedrick Logan
Jr, C/O Black
Holocaust Inc.
, 1610 Charlotte
Dr, Little Rock,
Arkansas, 72204

Registered Agent

Business Name: UNITED STATES CORPORATION AGENTS, INC.

Address 1: 260 SHOPPINGWAY BLVD, SUITE A & B

City: WEST MEMPHIS

State: AR

Zip: 72301

Country: USA

Phone: 800-773-0888

Email: Onlinefilings@legalzoom.com

Officers

Dedrick Logan Sr.
Incorporator/Organizer

Dedrick Logan Sr.
President

Zoie Logan
Secretary

Dedrick Logan Sr.
Treasurer

Article of Incorporation
is currently being
amended. There are
changes that will
be made.